Operating Leases (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating Leases [Line Items]
Operating Leases, Rent Expense, Net	$ 224,000	$ 515,000
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals	500,000
Durham, North Carolina [Member]
Operating Leases [Line Items]
Operating Leases, Rent Expense, Net	$ 103,200